Schedule of Segmented Information (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Segmented Information Schedule Of Segmented Information 1	$ 704,973
Segmented Information Schedule Of Segmented Information 2	1,163,651
Segmented Information Schedule Of Segmented Information 3	2,152,984
Segmented Information Schedule Of Segmented Information 4	367,086
Segmented Information Schedule Of Segmented Information 5	362,952
Segmented Information Schedule Of Segmented Information 6	376,893
Segmented Information Schedule Of Segmented Information 7	1,072,059
Segmented Information Schedule Of Segmented Information 8	1,526,603
Segmented Information Schedule Of Segmented Information 9	2,529,877
Segmented Information Schedule Of Segmented Information 10	0
Segmented Information Schedule Of Segmented Information 11	0
Segmented Information Schedule Of Segmented Information 12	0
Segmented Information Schedule Of Segmented Information 13	1,367,157
Segmented Information Schedule Of Segmented Information 14	1,678,235
Segmented Information Schedule Of Segmented Information 15	1,922,894
Segmented Information Schedule Of Segmented Information 16	1,367,157
Segmented Information Schedule Of Segmented Information 17	1,678,235
Segmented Information Schedule Of Segmented Information 18	1,922,894
Segmented Information Schedule Of Segmented Information 19	2,439,216
Segmented Information Schedule Of Segmented Information 20	3,204,838
Segmented Information Schedule Of Segmented Information 21	$ 4,452,771